Employee Benefit Plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Domestic plan [member] USD ($)	Jun. 30, 2014 Domestic plan [member] USD ($)	Dec. 31, 2012 Domestic plan [member] USD ($)	Dec. 31, 2011 Domestic plan [member] USD ($)	Dec. 31, 2013 Domestic plan [member] Equity Securities [Member]	Dec. 31, 2012 Domestic plan [member] Equity Securities [Member]	Dec. 31, 2013 Domestic plan [member] Debt Securities [Member]	Dec. 31, 2012 Domestic plan [member] Debt Securities [Member]	Dec. 31, 2013 U.K. plan [member] USD ($)	Dec. 31, 2013 U.K. plan [member] GBP (£)	Dec. 31, 2012 U.K. plan [member] USD ($)	Dec. 31, 2011 U.K. plan [member] USD ($)	Dec. 31, 2012 U.K. plan [member] Equity Securities [Member]	Dec. 31, 2012 U.K. plan [member] Debt Securities [Member]	Dec. 31, 2013 U.K. plan [member] Common Collective Trust [Member]	Dec. 31, 2013 U.K. plan [member] Bonds [Member]	Dec. 31, 2012 U.K. plan [member] Real Estate Funds [Member]	Dec. 31, 2013 International plans [member] USD ($)	Dec. 31, 2012 International plans [member] USD ($)	Dec. 31, 2011 International plans [member] USD ($)	Dec. 31, 2012 International plans [member] Equity Securities [Member]	Dec. 31, 2012 International plans [member] Debt Securities [Member]	Dec. 31, 2013 International plans [member] Common Collective Trust [Member]	Dec. 31, 2013 International plans [member] Bonds [Member]	Dec. 31, 2012 International plans [member] Real Estate Funds [Member]	Dec. 31, 2013 Other Benefit Plans [Member] USD ($)	Dec. 31, 2012 Other Benefit Plans [Member] USD ($)	Dec. 31, 2011 Other Benefit Plans [Member] USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations						60.00%	50.00%	40.00%	50.00%					36.00%	50.00%	65.00%	35.00%	14.00%				36.00%	50.00%	65.00%	35.00%	14.00%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 9								$ 1									$ 6
Multiemployer Plans, Plan Assets		342
Multiemployer Plans, Accumulated Benefit Obligation		446
Defined Benefit Plan, Effect of Lawsuit on Accumulated Benefit Obligation				109
Defined Benefit Plan, Benefit Obligation of Lawsuit		86
Court ordered posted bond		76	76
Pension Contributions		31								8	5
Defined Benefit Plan, Effect of Plan Amendment on Net Periodic Benefit Cost												13
Guarantor obligations, maximum exposure, undiscounted										25	15
Defined Benefit Plan, Benefit Obligation		424		491	449					380		365	312						112	125	119						14	13
Defined Contribution Plan, Cost Recognized																											$ 20	$ 18	$ 18
Multiemployer Plans, Period Contributions, Significance of Contributions in New York Pension Fund	Exceeded 5 percent